Unsecured Debt - Scheduled Annual Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2013
Debt Disclosure [Line Items]
Debt maturities in 2014	$ 1,468
Debt maturities in 2015	1,403
Debt maturities in 2016	1,537
Debt maturities in 2017	627
Debt maturities in 2018	1,301
Debt maturities thereafter	3,224
Total	9,560
Short-term borrowings
Debt Disclosure [Line Items]
Debt maturities in 2014	60
Total	60
Long-term debt
Debt Disclosure [Line Items]
Debt maturities in 2014	1,408
Debt maturities in 2015	1,403
Debt maturities in 2016	1,537
Debt maturities in 2017	627
Debt maturities in 2018	1,301
Debt maturities thereafter	3,224
Total	$ 9,500